Non-Controlling Interests (Details) - Schedule of Non-controlling Interests - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Non-Controlling Interests (Details) - Schedule of Non-controlling Interests [Line Items]
Balance, beginning	$ 90,778	$ 107,718
Share of net income (loss)	13,372	492
Share of other comprehensive loss	(3,308)	(6,552)
Distributions	(11,088)	(10,880)
Balance, ending	89,754	90,778
Henan Found [Member]
Non-Controlling Interests (Details) - Schedule of Non-controlling Interests [Line Items]
Balance, beginning	85,282	89,669
Share of net income (loss)	12,846	11,584
Share of other comprehensive loss	(3,063)	(6,037)
Distributions	(10,088)	(9,934)
Balance, ending	84,977	85,282
Henan Huawei [Member]
Non-Controlling Interests (Details) - Schedule of Non-controlling Interests [Line Items]
Balance, beginning	3,510	4,928
Share of net income (loss)	673	(121)
Share of other comprehensive loss	(55)	(351)
Distributions	(950)	(946)
Balance, ending	3,178	3,510
Yunxiang [Member]
Non-Controlling Interests (Details) - Schedule of Non-controlling Interests [Line Items]
Balance, beginning	2,640	2,915
Share of net income (loss)	(151)	(157)
Share of other comprehensive loss	(96)	(118)
Distributions
Balance, ending	2,393	2,640
Guangdong Found [Member]
Non-Controlling Interests (Details) - Schedule of Non-controlling Interests [Line Items]
Balance, beginning	(149)	(181)
Share of net income (loss)	33	78
Share of other comprehensive loss	(94)	(46)
Distributions	(50)
Balance, ending	(260)	(149)
New Infini [Member]
Non-Controlling Interests (Details) - Schedule of Non-controlling Interests [Line Items]
Balance, beginning	(505)	10,387
Share of net income (loss)	(29)	(10,892)
Share of other comprehensive loss
Distributions
Balance, ending	$ (534)	$ (505)